Consolidated Statement of Changes in Stockholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Noncontrolling Interest	Total
Beginning balance, value at Dec. 31, 2011	$ 77	$ 4,923	$ (109,322)			$ (104,322)
Beginning balance, shares at Dec. 31, 2011	769,231
Recapitalization of the Company, shares	576,923
Recapitalization of the Company, value	58	3,342				3,400
Common stock issued for cash, shares	1,034,613
Common stock issued for cash, value	103	6,511,862				6,511,965
Common stock issued for advance payable, shares	15,385
Common stock issued for advance payable, value	2	99,980				100,000
Common stock issued for legal services, shares	28,846
Common stock issued for legal services, value	3	164,997				165,000
Common stock issued pursuant to an option agreement, shares	769,231
Common stock issued pursuant to an option agreement, value	77	923				1,000
Common stock issued for compensation, shares	6,401
Common stock issued for compensation, value	1	33,286				33,287
Common stock issued for exercise of warrants on a cashless basis, shares	345,756
Common stock issued for exercise of warrants on a cashless basis, value	35	(35)
Common stock issued for acquisition of Cyberfone, shares	711,538
Common stock issued for acquisition of patents, value	71	854				925
Stock-based compensation in connection with warrants granted to employees and consultants, value		4,238,100				4,238,100
Other comprehensive loss - marketable securities available for sale
Cancellation of common stock in connection with rescission agreement, shares	(754,359)
Cancellation of common stock in connection with rescission agreement, value	(75)	(131,925)				(132,000)
Proceeds from disgorgement of former officer short swing profits		50,000				50,000
Net loss			(6,927,812)		(10,496)	(6,938,308)
Ending balance, value at Dec. 31, 2012	352	10,976,325	(7,037,134)		(10,496)	3,929,047
Ending balance, shares at Dec. 31, 2012	3,503,565
Common stock issued for cash, shares	1,158,654
Common stock issued for cash, value	115	5,777,481				5,777,596
Common stock issued for advance payable, value
Common stock issued for legal services, shares	10,076
Common stock issued for legal services, value	1	59,619				59,620
Common stock issued for services, shares	205,760
Common stock issued for services, value	20	1,051,215				1,051,235
Common stock issued pursuant to an option agreement, value
Common stock issued for acquisition of Cyberfone, shares	461,538
Common stock issued for acquisition of Cyberfone, value	46	2,279,954				2,280,000
Common stock issued for acquisition of patents, shares	150,000
Common stock issued for acquisition of patents, value	15	718,485				718,500
Stock-based compensation in connection with warrants granted to employees and consultants, value		117,796				117,796
Stock based compensation in connection with a restricted stock unit issued to a consultant		570,000				570,000
Stock based compensation in connection with options issued to employees and consultants		1,122,412				1,122,412
Other comprehensive loss - marketable securities available for sale				(6,250)		(6,250)
Net loss			(3,450,335)			(3,450,335)
Ending balance, value at Dec. 31, 2013	$ 549	$ 22,673,287	$ (10,487,469)	$ (6,250)	$ (10,496)	$ 12,169,621
Ending balance, shares at Dec. 31, 2013	5,489,593